Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets
Intangible assets

8.Intangible assets

AC Immune’s acquired IPR&D asset is a clinically-validated active vaccine candidate for the treatment of Parkinson’s disease. The asset is not yet ready for use until the asset obtains market approval and is therefore not currently being amortized. The carrying amount and net book value are detailed below:

	As of June 30, 2026			As of December 31, 2025
	Gross			Gross
	carrying	Accumulated	Net book	carrying	Accumulated	Net book
In CHF thousands	amount	amortization	value	amount	amortization	value
Acquired IPR&D asset	50,416	—	50,416	50,416	—	50,416
Total intangible assets	50,416	—	50,416	50,416	—	50,416

In accordance with IAS 36 Impairment of Assets, the IPR&D asset is reviewed at least annually for impairment by assessing the fair value less costs to sell (recoverable amount) and comparing this to the carrying value of the asset. The valuation is considered to be Level 3 in the fair value hierarchy in accordance with IFRS 13 Fair Value Measurement due to unobservable inputs used in the valuation. The Company has determined the IPR&D asset not to be impaired as of December 31, 2025. As of June 30, 2026, the Company did not identify any triggering events that could result in an impairment of the IPR&D asset.